Expense Example - Goldman Sachs Target Date 2025 Portfolio	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Service Shares 1 Year	Service Shares 3 Years	Service Shares 5 Years	Service Shares 10 Years	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	613	1,319	2,047	3,961	28	700	1,397	3,256	79	850	1,642	3,718	41	739	1,461	3,378	92	888	1,705	3,834	26	696	1,391	3,246